Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Right-of-use assets and lease liabilities
10. Right-of-use assets and lease liabilities
The Consolidated Statements of Financial Position includes the following amounts related to leases:

	December 31	December 31
	2025	2024
Right-of-use assets
Land & land improvements	$15,845	$17,112
Buildings	21,212	23,445
Machinery & equipment	24,653	19,800
Motor vehicles	4,448	4,331
	$66,158	$64,688

Lease liabilities
Current	$11,168	$12,386
Non-Current	55,420	55,967
	$66,588	$68,353

For the years ended December 31, 2025 and 2024, additions to right-of-use assets for new leases, lease modifications and lease related obligations totaled $16,420 and $14,665, respectively.
In 2025 and 2024, Management did not identify any events or changes in circumstances to indicate that the carrying amount may not be recoverable.
The Consolidated Statements of Income includes the following amounts related to leases:

	2025	2024	2023
Depreciation expense on right-of-use assets
Land & land improvements	$2,322	$2,232	$1,849
Buildings	1,804	2,211	2,153
Machinery & equipment	8,027	5,806	6,062
Motor vehicles	1,676	1,395	1,179
	$13,829	$11,644	$11,243

Interest expense on lease liabilities	$4,045	$3,798	$3,047
Expenses relating to short-term leases,
including leases with a term of one month or less	$25,372	$27,395	$22,433
Expense relating to leases of low-value assets that
are not shown above as short-term leases	$35	$21	$46